Long-Term Debt - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) credit_facility	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Debt_Instruments SecurityLoan vessel credit_facility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Total principal					$ 941,661,000	$ 1,166,301,000
Repayments of short-term debt	$ 845,800,000
Interest at a weighted-average fixed rate					2.40%	1.60%
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal					$ 475,466,000	$ 635,330,000
Secured Debt [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity					$ 50,000,000
Minimum liquidity as a percentage of debt					5.00%
Secured Debt [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments					1
Amount outstanding in the joint and several liability arrangement					$ 0
Term Loan Due 2021 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan					2
Revolving Credit Facility [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal					$ 55,100,000	447,000,000
New Debt Facility [Member]
Debt Instrument [Line Items]
Secured long-term debt facility	894,400,000.0
Collateral, number of vessels | vessel					36
Minimum hull coverage ratios					125.00%
Actual hull coverage ratio					140.00%
New Debt Facility [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Debt term					6 months
Minimum liquidity covenant requirement					$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement					5.00%
Remaining Revolving Credit Facilities [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal					$ 72,000,000	84,000,000
Debt term					6 months
Remaining Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral, number of vessels | vessel					2
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin					0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin					2.00%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | credit_facility					3
Revolving credit facilities borrowing capacity					$ 500,500,000.0	545,500,000.0
Undrawn amount of revolving credit facility					34,300,000	14,600,000
Total principal					466,195,000	$ 530,971,000
Revolving Credit Facilities [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement					$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement					5.00%
Revolving Credit Facilities [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity					$ 50,000,000
Minimum liquidity as a percentage of debt					5.00%
Revolving Credit Facilities [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Aggregate annual long-term principal repayments, 2017					$ 171,400,000
Aggregate annual long-term principal repayments, 2018					175,600,000
Aggregate annual long-term principal repayments, 2019					110,000,000
Aggregate annual long-term principal repayments, 2020					110,000,000
Aggregate annual long-term principal repayments, 2021					$ 374,700,000
Revolving Credit Facilities [Member] | January 2021 [Member] | Term Loan [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 894,400,000
Number of debt instruments | credit_facility	2
Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | credit_facility					2
Collateral, number of vessels | vessel					5
Minimum hull coverage ratios					105.00%
Actual hull coverage ratio					117.00%	138.00%
LIBOR [Member] | Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Percentage of margin					0.30%	0.30%
LIBOR [Member] | Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Percentage of margin					2.00%	2.80%
LIBOR [Member] | Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin					0.45%	0.45%
LIBOR [Member] | Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin					2.00%	0.60%
Scenario, Forecast [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		$ 369,100,000	$ 67,300,000	$ 64,100,000